Income Taxes - Additional information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024		Dec. 01, 2025
Income Taxes [Line Items]
Income tax benefit recognized from operating losses		¥ 5,298		¥ 6,086		¥ 1,901
Net deferred tax assets reported within Other assets-Other	[1]	41,778		25,224
Net deferred tax liabilities reported within Other liabilities	[1]	146,706		113,820
Operating loss carryforwards		2,308,076
Decrease in unrecognized tax benefits is reasonably possible		25,658		17,561		10,057
Deferred tax assets								¥ 10,479
Deferred tax liabilities								11,820
Additional Deferred Tax Asset Recognized		247,664		212,859
Additional Deferred Tax Liability Recognized		104,928		88,596
Valuation allowance release		17,409	[2]	¥ (24,651)	[3]	¥ 80,600	[4]
Unrecognized Tax Benefits, Interest on Income Taxes Expense		1,493
Macquarie Management Holdings Inc [Member]
Income Taxes [Line Items]
Deferred tax assets								11,389
Deferred tax liabilities								¥ 26,001
Additional Deferred Tax Asset Recognized		929
Additional Deferred Tax Liability Recognized		14,476
Valuation allowance release		(12,769)
Indefinitely [Member]
Income Taxes [Line Items]
Operating loss carryforwards		1,539,348
Initial term [Member]
Income Taxes [Line Items]
Operating loss carryforwards		¥ 729,875
Expiration year		Mar. 31, 2036
Next term [Member]
Income Taxes [Line Items]
Operating loss carryforwards		¥ 38,853
Company and domestic subsidiaries [Member] | Domestic [Member]
Income Taxes [Line Items]
Operating loss carryforwards		307,780
Subsidiaries [Member] | United Kingdom [Member]
Income Taxes [Line Items]
Operating loss carryforwards		852,730
Subsidiaries [Member] | United States [Member]
Income Taxes [Line Items]
Operating loss carryforwards		665,526
Subsidiaries [Member] | Hong Kong [Member]
Income Taxes [Line Items]
Operating loss carryforwards		380,924
Subsidiaries [Member] | Foreign Tax Authority [Member]
Income Taxes [Line Items]
Operating loss carryforwards		¥ 101,116

[1]	Net deferred tax assets are deferred tax assets offset by deferred tax liabilities which relate to the same tax-paying component within a particular tax jurisdiction. Net deferred tax liabilities are deferred tax liabilities offset by deferred tax assets which relate to the same tax-paying component within a particular tax jurisdiction. See Note 17 “Income taxes” for further information.
[2]	Primarily includes an increase of ¥12,691 million of valuation allowances on deferred tax assets primarily related to valuation of financial instruments of certain foreign subsidiaries. While valuation allowances on deferred tax assets of foreign subsidiaries related to operating loss carryforwards had increases due to foreign exchange, valuation allowances of certain foreign subsidiaries had decreases in operating loss carryforwards due to utilization by improved profitability, resulting in an immaterial net change during the year. In addition, there was an increase of ¥4,718 million of valuation allowances on deferred tax assets related to Japanese subsidiaries and the Company primarily due to an increase of valuation allowances of Investments in subsidiaries and affiliates. In total, ¥17,409 million of allowances increased.
[3]	Primarily includes a decrease of ¥21,610 million of valuation allowances on deferred tax assets of certain foreign subsidiaries primarily due to a decrease in operating loss carryforwards, and a reduction of ¥3,041 million of valuation allowances on deferred tax assets related to Japanese subsidiaries and the Company primarily due to a utilization of loss carryforwards. In total, ¥24,651 million of allowances decreased.
[4]	Primarily includes an increase of ¥83,838 million of valuation allowances on deferred tax assets of certain foreign subsidiaries primarily due to an increase in operating loss carryforwards, and a reduction of ¥3,238 million of valuation allowances on deferred tax assets related to Japanese subsidiaries and the Company primarily due to a utilization of loss carryforwards. In total, ¥80,600 million of allowances increased.